ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

9. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following (stated in thousands):

	December 31,
	2021	2020
Accounts payable	$1,236	$1,592
Accrued salaries and benefits	552	1,163
Other accrued liabilities	406	116
Accounts payable and accrued liabilities	$2,194	$2,871